Commitments and Contingencies - Summary of Contractual Obligations (Parenthetical) (Detail) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended
	Aug. 06, 2018	Jul. 06, 2018	Jul. 31, 2018	Jan. 31, 2018	Jun. 30, 2018
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture					$ 10,475
Ethylene Marine Export Terminal [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture				$ 10,000	$ 10,000
Ethylene Marine Export Terminal [Member] | Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture	$ 25,000	$ 15,000	$ 15,000